SUBSEQUENT EVENT (Details Narrative) - Subsequent Event [Member] - USD ($)		1 Months Ended
	Jul. 03, 2025	Jul. 31, 2025	Feb. 25, 2025
Equity Purchase Agreement [Member]
Equity line of credit agreement, Maximum commitment amount		$ 15,000,000
Stock issued during period, shares commitment fee		600,000
Aerospace Capital Partners, LLC [Member]
Sale shares of common stock			18,000,000
Convertible debt instrument			$ 358,200
Conversion price			$ 0.015
Platinum Point Capital LLC [Member] | Securities Purchase Agreement [Member]
Aggregate amount of convertible notes	$ 1,122,000
Principal amount	495,000
Purchase price	$ 450,000
Original issue discount	10.00%
Warrants to purchase share	330,000
Exercise price	$ 1.50